Basis of preparation and significant accounting policies	12 Months Ended
Mar. 31, 2021
Basis of preparation and significant accounting policies
Basis of preparation and significant accounting policies

Notes forming part of the Consolidated Financial Statements

1.           Basis of preparation and significant accounting policies

The accounting policies applied in the preparation of the consolidated financial statements for fiscal year 2021 are set out below. These have been applied consistently for all periods presented, except as otherwise stated.

(i) Business activity

Ryanair DAC and its subsidiaries (“Ryanair DAC”) has operated as an international airline since commencing operations in 1985. On August 23, 1996, Ryanair Holdings Limited, a newly formed holding company, acquired the entire issued share capital of Ryanair DAC. On May 16, 1997, Ryanair Holdings Limited re-registered as a public limited company, Ryanair Holdings plc (the “Company”). Ryanair Holdings plc and its subsidiaries are hereafter together referred to as “Ryanair Holdings plc” (or “we”, “our”, “us”, “Ryanair”, the “Company”, the “Ryanair Group”, or the “Group”) and currently operate a low fares airline Group headquartered in Dublin Office, Airside Business Park, Swords, Dublin, Ireland. Ryanair Holdings plc incorporated Buzz during the year ended March 31, 2018; it acquired Lauda and set-up Ryanair U.K. during the year ended March 31, 2019 and Malta Air during the year ended March 31, 2020. The principal trading activities of the Group are undertaken by Buzz, Lauda, Malta Air and Ryanair DAC.

(ii) Statement of compliance

In accordance with the International Accounting Standards (“IAS”) Regulation (EC 1606 (2002)) which applies throughout the European Union (“EU”), the consolidated financial statements have been prepared in accordance with International Accounting Standards and International Financial Reporting Standards (“IFRS”) as adopted by the EU (“IFRS as adopted by the EU”), which are effective for the year ended and as at March 31, 2021. In addition to complying with its legal obligation to comply with IFRS as adopted by the EU, the consolidated financial statements have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”) (“IFRS as issued by the IASB”). The consolidated financial statements have also been prepared in accordance with the Companies Act 2014.

Details of legislative changes and new accounting standards or amendments to accounting standards, which are not yet effective and have not been early adopted in these consolidated financial statements, and the likely impact on future financial statements are set forth below in the prospective accounting changes section.

(iii) Basis of preparation

These consolidated financial statements are presented in euro millions, the euro being the functional currency of the parent entity and the majority of the group companies. They are prepared on the historical cost basis, except for derivative financial instruments which are stated at fair value, and share-based payments, which are based on fair value determined as at the grant date of the relevant share options. Certain non-current assets, when they are classified as held for sale, are stated at the lower of cost and fair value less costs to sell.

In adopting the going concern basis in preparing the financial statements, the Directors have considered Ryanair’s available sources of finance including access to the capital markets, sale and leaseback transactions, secured debt structures, the Group’s cash on-hand and cash generation and preservation projections, together with factors likely to affect its future performance, as well as the Group’s principal risks and uncertainties.

The Covid-19 pandemic and measures to reduce its spread have had, and will likely continue to have, a material adverse impact on the Group’s business, results of operations, financial condition and liquidity. Since February 2020, governments globally have implemented a range of travel restrictions including lockdowns, “do not travel” advisories, restrictions on travel from certain international locations, enhanced airport screenings, mandatory quarantine requirements, mandatory pre-travel PCR test requirements and other similar measures. Other governmental restrictions and regulations in the future in response to Covid-19 could include additional travel restrictions, quarantines of additional populations (including the Group’s personnel), restrictions on our ability to access our facilities or aircraft or requirements to collect additional passenger data. In addition, governments, non-governmental organizations and entities in the private sector have issued and may continue to issue non-binding advisories or recommendations regarding air travel or other social distancing measures, including limitations on the number of persons that should be present at public gatherings. In addition, Ryanair has incurred, and will continue to incur, significant Covid-19 related costs for enhanced aircraft cleaning and additional procedures to limit transmission among its personnel and customers. Although these procedures are currently elective, the industry may in the future be subject to further cleaning and safety measures, which may be costly and take a significant amount of time to implement. These measures, individually and combined, could have a material adverse impact on the Group’s business.

The full extent of the ongoing impact of Covid-19 on the Group’s longer-term operational and financial performance will depend on future developments, many of which are outside its control, including the duration and spread of Covid-19 and related EU Governments travel advisories and restrictions, the impact of Covid-19 on overall long-term demand for air travel, the impact of Covid-19 on the financial health and operations of the Group’s business partners (particularly Boeing), and other governmental actions including the roll-out of Covid-19 vaccines, all of which are highly uncertain and cannot be predicted.

The Group has taken a number of actions in response to decreased demand and EU flight restrictions, including grounding a substantial portion of its fleet, reducing flight schedules and reducing capital and operating expenditures (including by postponing projects deemed non-critical to the Group's operations, cancelling share buybacks, implementing restructurings and freezing discretionary spending, and renegotiating contractual terms and conditions (including salaries) with personnel, airports and vendors).

The Directors have reviewed the financial forecasts across a range of scenarios. Ryanair has modeled a base case of how the business plans to return to operation as travel restrictions are lifted across Europe, and this assumes a phased return to its flight schedule. In Quarter 2 of fiscal year 2022, the Group expects to operate approximately 83% of its pre Covid-19 schedules.  Ryanair is forecasting traffic of between 90m and 100m guests in the year ending March 31, 2022. The Group has also considered ongoing cost reductions, the projected increase in bookings upon the widespread rollout of Covid-19 vaccines during 2021, and potential cost preservation measures. However, there remains a risk that multiple waves of the pandemic could lead to further travel restrictions being imposed. Accordingly, Ryanair has also modeled downside scenarios based on further waves of the pandemic. These downside scenarios include combinations of a decrease in yield, additional grounding periods, adverse variations in fuel price, and unfavorable foreign exchange rate movements.

As at June 30, 2021, the Group had a strong liquidity position with cash of over  €4bn and net debt of €1,662m down approximately €615m from March 31, 2021. The Group raised €1.2bn in unsecured 5-year financing at a fixed coupon of 0.875% in May 2021 and has the ability to raise additional financing at low interest rates if needed. This level of cash, together with available sources of finance, is sufficient to cover the Group’s projected cash requirements for operating expenses, capital expenditure (primarily related to the acquisition of new Boeing 737-8200 aircraft), repayments of indebtedness and payment of corporation tax liabilities as they fall due, within at least the next 12 month period. Furthermore, as at July 23, 2021, Ryanair has 378 unencumbered, owned aircraft (just under 90% of its owned fleet) and a BBB credit rating (from both Standard & Poor’s and Fitch Ratings).

Based on the assessment of the adequacy of the financial forecasts, testing various scenarios and considering the uncertainties described above, and current funding facilities outlined, the Directors have formed a judgement, at the time of approving the financial statements, that there is a reasonable expectation that the Company and the Group as a whole have adequate resources to continue in operational existence for a period of at least twelve months from the date of approval of the financial statements and that there were no material uncertainties that may cast significant doubt on the Group’s ability to continue as a going concern. For this reason, they continue to adopt the going concern basis in preparing the financial statements.

(iv) New IFRS standards adopted during the year

The following new and amended standards, have been issued by the IASB, and have also been endorsed by the EU. These standards are effective for the first time for the financial year beginning on April 1, 2020 and therefore have been applied by the Group for the first time in these consolidated financial statements:

"	Amendments to References to Conceptual Framework in IFRS Standards
"	Definition of Material (Amendments to IAS 1 and IAS 8)
"	Definition of a Business (Amendments to IFRS 3)
"	Interest Rate Benchmark Reform – Phase 1 (Amendments to IFRS 9, IAS 39 and IFRS 7)
"	Covid-19-Related Rent Concessions (Amendments to IFRS 16)
"	Extension of the temporary exemption from applying IFRS 9 (amendments to IFRS 4)

The calculation methodology of EURIBOR changed during 2019. In July 2019, the Belgian Financial Services and Markets Authority granted authorization with respect to EURIBOR under the European Union Benchmarks regulation. This allows market participants to continue to use EURIBOR for both existing and new contracts and the Group expects that EURIBOR will continue to exist as a benchmark for the foreseeable future.

The Group has evaluated the extent to which its cashflow hedging relationships are subject to uncertainty driven by IBOR reform. The Group’s hedged items and hedging instruments continue to be indexed to EURIBOR and as such there is no impact on the Group's financial position or performance. These benchmark rates are quoted each day and the IBOR cash flows are exchanged with counterparties as usual.

The Group has early adopted COVID-19-Related Rent Concessions – Amendment to IFRS 16 issued on May 28, 2020. The amendment introduces an optional practical expedient for leases in which the Group is a lessee – i.e. for leases to which the Group applies the practical expedient, the Group is not required to assess whether eligible rent concessions that are a direct consequence of the Covid-19 pandemic are lease modifications. The Group has applied the amendment retrospectively. The amendment has no impact on retained earnings at April 1, 2020.

The adoption of these new or amended standards did not have a material impact on the Group’s financial position or results from operations in the year ended March 31, 2021.

(v) Prospective IFRS accounting changes, new standards and interpretations not yet effective

The following new or revised IFRS standards and IFRIC interpretations will be adopted for the purposes of the preparation of future financial statements, where applicable. Those that are not as of yet EU endorsed are flagged. While under review, we do not anticipate that the adoption of the other new or revised standards and interpretations will have a material impact on our financial position or results from operations.

•Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) (effective for periods beginning on or after January 1, 2021)

•Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37) (effective for periods beginning on or after January 1, 2022)*

•Annual Improvements to IFRS Standards 2018-2020 (effective for periods beginning on or after January 1, 2022)

•Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16) (effective for periods beginning on or after January 1, 2022)*

•Reference to the Conceptual Framework (Amendments to IFRS 3) (effective for periods beginning on or after January 1, 2022)*

•Classification of Liabilities as Current or Non-Current (Amendments to IAS 1) (effective for periods beginning on or after January 1, 2023)*

"	IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts (effective for periods beginning on or after January 1, 2023)*

"	Amendments to IAS 8 – Definition of Accounting Estimates (effective for fiscal periods beginning on or after January 1, 2023)*

"	Amendments to IFRS 16 – Covid-19 Related Rent Concessions Beyond June 30, 2021 (effective for fiscal periods beginning or after April 1, 2021)*

"	Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policy (effective for fiscal periods beginning on or after January 1, 2023)*

"	Definition of Accounting Estimate (Amendments to IAS 8) (effective for fiscal periods beginning on or after January 1, 2023)*

"	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (effective for fiscal periods beginning on or after January 1, 2023)*

*These standards or amendments to standards are not as of yet EU endorsed.

(vi) Statement of Cash Flows restatement

Operating cash inflows and investing cash outflows for the year ended March 31, 2020 and 2019 have been restated. They have been reduced by €617m (2019: €258m) to reflect accrued supplier payables which had previously been presented as capital expenditure in the consolidated cash flows. Accrued supplier payables were originally presented as cash flows relating to capital expenditure but were subsequently included as an adjustment to trade payables as they have not been paid and do not constitute actual cash flows.

There is no impact on the Group’s consolidated balance sheet, consolidated income and basic and diluted earnings per share for the years ended March 31, 2020 or March 31, 2019.

(vii) Critical accounting policies

The preparation of financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. These estimates and associated assumptions are based on historical experience and various other factors believed to be reasonable under the circumstances, and the results of such estimates form the basis of judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ materially from these estimates. These underlying assumptions are reviewed on an ongoing basis. A revision to an accounting estimate is recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if these are also affected. Principal sources of estimation uncertainty have been set forth in the critical accounting policies section below. Actual results may differ from estimates.

The Group believes that its critical accounting policies, which are those that require management’s most difficult, subjective and complex judgements, are those described in this section. These critical accounting policies, the judgements and other uncertainties affecting application of these policies and the sensitivity of reported results to changes in conditions and assumptions are factors to be considered in reviewing the consolidated financial statements.

Long-lived assets

As of March 31, 2021, Ryanair had €8.4bn of property, plant and equipment long-lived assets, of which €8.2bn were aircraft. In accounting for long-lived assets, Ryanair must make estimates about the expected useful lives of the assets, the expected residual values of the assets, the cost of major airframe and engine overhaul and the potential for impairment based on the fair value of the assets and the cash flows they generate.

In estimating the lives and expected residual values of its aircraft and the cost of major airframe and engine overhaul, Ryanair has primarily relied on its own and industry experience, recommendations from the Boeing Company (“Boeing”), the manufacturer of all of the Group's owned aircraft, valuations from appraisers and other available marketplace information. Subsequent revisions to these estimates, which can be significant, could be caused by changes to Ryanair’s maintenance program, changes in utilization of the aircraft, governmental regulations on aging aircraft, changes in new aircraft technology, changes in governmental and environmental taxes, changes in new aircraft fuel efficiency and changing market prices for new and used aircraft of the same or similar types. Ryanair evaluates its estimates and assumptions in each reporting period, and, when warranted, adjusts these assumptions. Generally, these adjustments are accounted for on a prospective basis, through depreciation expense.

Ryanair periodically evaluates its long-lived assets for impairment. Factors that would indicate potential impairment would include, but are not limited to, significant decreases in the market value of an aircraft, a significant change in an aircraft’s physical condition and operating or cash flow losses associated with the use of the aircraft. Despite the losses and cash outflows incurred in the current year as a result of the impact of Covid-19, Ryanair is forecasting a return to profitability and positive cash flows in 2022 and subsequent years. Consequently, Ryanair has not yet identified any impairments related to its existing aircraft fleet. The Group will continue to monitor its long-lived assets and the general airline operating environment.

The Group's estimate of the recoverable amount of aircraft residual values is 15% of current market value of new aircraft, determined periodically, based on independent valuations and actual aircraft disposals during prior periods. Aircraft are depreciated over a useful life of 23 years from the date of manufacture to residual value.

Derivative financial instruments

Ryanair uses various derivative financial instruments to manage its exposure to market risks, including the risks relating to fluctuations in commodity prices and currency exchange rates. Ryanair uses forward contracts for the purchase of its jet fuel (jet kerosene) requirements to reduce its exposure to commodity price risk. It also uses foreign currency forward contracts to reduce its exposure to risks related to foreign currencies, principally the U.S. dollar exposure associated with the purchase of new Boeing 737-8200 aircraft and the U.S. dollar exposure associated with the purchase of jet fuel.

Ryanair recognizes all derivative instruments as either assets or liabilities in its consolidated balance sheet and measures them at fair value. At March 31, 2021, a liability of €46m (2020: net liability €1,228m)  was recognized on- balance sheet in respect of the Company’s jet fuel and carbon commodity derivative instruments and an asset of €171m (2020: net asset €486m) was recognized in respect of its foreign currency derivative instruments associated with future aircraft purchases.

Jet fuel and foreign currency forward contracts are designated as a hedge of the variability in cash flows of highly probable forecasted transactions, whereby the effective part of any gain or loss on the derivative financial instrument is recognized in other comprehensive income (included in “other reserves” on the balance sheet).

In determining the hedge effectiveness of derivative instruments used to hedge Ryanair’s fuel requirements, there is significant judgement involved in assessing whether the volumes of jet fuel hedged are still expected to be highly probable forecast transactions. Specifically, significant judgement is required in respect of the assumptions related to the timing of the removal of flight restrictions imposed by governments relating to the Covid-19 pandemic, the expected recovery of passenger demand and the subsequent flight schedules. All of these assumptions impact upon forecast fuel consumption, and minor changes to these assumptions, in particular for those forecast transactions that are still probable to occur, could have a significant effect on the assessment of hedge effectiveness.

In Quarter 2 of fiscal year 2022, the Group expects to operate approximately 83% of its pre Covid-19 schedules, with further growth into the winter.

In respect of foreign currency hedge effectiveness for future aircraft purchases, there is a high degree of judgement involved in assessing whether the future aircraft payments are still considered highly probable of occurring, and the timing of these future payments for aircraft. The timing of future payments for aircraft is dependent on the aircraft manufacturer’s ability to meet forecast aircraft delivery schedules. The company took delivery of its first Boeing 737-8200 aircraft in June 2021 and expects to have received 12 Boeing 737-8200s during Summer 2021, with a further 50 aircraft delivering in advance of Summer 2022.

(viii) Basis of consolidation

The consolidated financial statements comprise the financial statements of Ryanair Holdings plc and its subsidiary undertakings as of March 31, 2021. Subsidiaries are entities controlled by Ryanair. Control exists when Ryanair is exposed or has rights to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

All inter-company account balances and any unrealized income or expenses arising from intra-group transactions have been eliminated in preparing the consolidated financial statements.

The results of subsidiary undertakings acquired or disposed of in the period are included in the consolidated income statement from the date of acquisition or up to the date of disposal. Upon the acquisition of a business, fair values are attributed to the separable net assets acquired.

(iv) Summary of significant accounting policies

Accounting for assets held for sale

Non-current assets are classified as held for sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use. Such assets are generally measured at the lower of their carrying amount and fair value less costs to sell. Impairment losses on initial classification as held for sale or held for distribution and subsequent gains and losses on re-measurement are recognized in the income statement. Once classified as held for sale, intangible assets and property, plant and equipment are no longer amortized or depreciated, and any equity-accounted investee is no longer equity accounted.

Accounting for business combinations

Business combinations are accounted for using the acquisition method from the date that control is transferred to the Group. Under the acquisition method, consideration transferred is measured at fair value on the acquisition date, as are the identifiable assets acquired and liabilities assumed. When the initial values of assets and liabilities in a business combination have been determined provisionally, any subsequent adjustments to the values allocated to the identifiable assets and liabilities (including contingent liabilities) are made within twelve months of the acquisition date and presented as adjustments to the original acquisition accounting. Acquisition related costs are expensed in the period incurred.

Accounting for subsidiaries

Subsidiaries are all entities controlled by the Group. The Group controls an entity when it is exposed to (has rights to) variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The results of subsidiary undertakings acquired during the year are included in the consolidated income statement from the date at which control of the entity was obtained. They continue to be included in the consolidated income statement until control ceases.

Foreign currency translation

Items included in the financial statements of each of the Group entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in euro, which is the functional currency of the majority of the Group entities.

Transactions arising in foreign currencies are translated into the respective functional currencies at the rates of exchange in effect at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are re-translated at the rate of exchange prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated to euro at foreign exchange rates in effect at the dates the transactions were effected. Foreign currency differences arising on retranslation are recognized in profit or loss, except for differences arising on qualifying cash-flow hedges, which are recognized in other comprehensive income.

Segment reporting

The Group determines and presents operating segments based on the information that is provided internally to the Group CEO, who is the Chief Operating Decision Maker (CODM).

The Group currently comprises four key separate airlines, Buzz, Lauda, Malta Air and Ryanair DAC. Ryanair U.K. has only two aircraft on its register at this time and is included in the Ryanair DAC segment.

Historically, the Group was managed as a single business unit and was reported as a single reportable segment. A new group structure was announced in February 2019 and became effective in fiscal year 2020, comprising primarily four separate airlines: Buzz, Lauda, Malta Air and Ryanair DAC. Accordingly, in line with the revised management and organizational structures of the businesses, the Group changed the basis of segmentation to identify each of the airlines as a separate operating segment.

The CODM assessed the performance of the business based on the profit/(loss) after tax of each airline for the reporting period. Resource allocation decisions for all airlines are based on airline performance for the relevant period, the objective in making resource allocation decisions is to optimize consolidated financial results.

In fiscal year 2021, Ryanair DAC and Malta Air are reportable segments for financial reporting purposes. Buzz and Lauda do not exceed the quantitative thresholds for reporting purposes and accordingly have been presented on an aggregate basis.

Income statement classification and presentation

Individual income statement captions have been presented on the face of the income statement, together with additional line items, headings and sub-totals, where it is determined that such presentation is relevant to an understanding of our financial performance, in accordance with IAS 1, “Presentation of Financial Statements”.

Expenses are classified and presented in accordance with the nature-of-expenses method. We disclose separately on the face of the income statement, within other income and expense, gain on sale of associates and share of associate losses.

Property, plant and equipment

Items of property, plant and equipment are measured at cost, which includes capitalized borrowing costs, less accumulated depreciation and accumulated impairment losses. Cost includes expenditure that is directly attributable to the acquisition of the asset. Cost may also include transfers from other comprehensive income of any gain or loss on qualifying cash-flow hedges of foreign currency purchases of property, plant and equipment.

Borrowing costs directly attributable to the acquisition or construction of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use, are capitalized, until such time as the assets are substantially ready for their intended use. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

Depreciation is calculated so as to write off the cost, less estimated residual value, of assets on a straight-line basis over their expected useful lives at the following annual rates:

Rate of
Depreciation
Hangar and buildings	3.33 to 5%
Plant and equipment (excluding aircraft)	20 to 33.3%
Fixtures and fittings	20%
Motor vehicles	33.3%

Aircraft are depreciated on a straight-line basis over their estimated useful lives to estimated residual values. The estimates of useful lives and residual values at year-end are:

Number of Owned Aircraft
Aircraft Type	at March 31, 2021	Useful Life	Residual Value
Boeing 737s	419 (a)	23 years from date of manufacture	15% of current market value of new aircraft, determined periodically

(a)	The Group operated 451 aircraft as of March 31, 2021, of which 3 were leased Boeing 737 aircraft and 29 were leased Airbus A320 aircraft.

The Company’s estimate of the recoverable amount of aircraft residual values is 15% of current market value of new aircraft, determined periodically, based on independent valuations and actual aircraft disposals during prior periods.

An element of the cost of an acquired aircraft is attributed on acquisition to its service potential, reflecting the maintenance condition of its engines and airframe. This cost, which can equate to a substantial element of the total aircraft cost, is amortized over the shorter of the period to the next maintenance check (usually between 8 and 12 years for Boeing 737 aircraft) or the remaining life of the aircraft. The costs of subsequent major airframe and engine maintenance checks are capitalized and amortized over the shorter of the period to the next check or the remaining life of the aircraft.

Advance and option payments in respect of aircraft purchase commitments and options to acquire aircraft are recorded at cost and are initially recognized in Trade Payables prior to payment. On acquisition of the related aircraft, these payments are included as part of the cost of aircraft and are depreciated from that date. Where the company receives reimbursements from the supplier they are reflected as a reduction in the cost of the asset.

Rotable spare parts held by the Company are classified as property, plant and equipment if they are expected to be used over more than one period.

Gains and losses on disposal of items of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and are recognized on a net basis within other income/(expenses) in profit or loss.

Aircraft maintenance costs

The accounting for the cost of providing major airframe and certain engine maintenance checks for owned aircraft is described in the accounting policy for property, plant and equipment.

For aircraft held under lease agreements, Ryanair is contractually committed to either return the aircraft in a certain condition or to compensate the lessor based on the actual condition of the airframe, engines and life-limited parts upon return. In order to fulfill such conditions of the lease, maintenance, in the form of major airframe overhaul, engine maintenance checks, and restitution of major life-limited parts, is required to be performed during the period of the lease and upon return of the aircraft to the lessor. The estimated airframe and engine maintenance costs and the costs associated with the restitution of major life-limited parts, are accrued and charged to profit or loss over the lease term for this contractual obligation, based on the present value of the estimated future cost of the major airframe overhaul, engine maintenance checks, and restitution of major life-limited parts, calculated by reference to the number of hours flown or cycles operated during the year. Lauda’s A320 lease agreements typically have a term of up to five years which, due to their older age, aligns with the timing of their heavy maintenance checks.

Ryanair’s Boeing aircraft lease agreements typically have a term of seven or eight years, which closely correlates with the timing of heavy maintenance checks. The contractual obligation to maintain and replenish aircraft held under lease exists independently of any future actions within the control of Ryanair. While Ryanair may, in very limited circumstances, sub-lease its aircraft, it remains fully liable to perform all of its contractual obligations under the ‘head lease’ notwithstanding any such sub-leasing.

All other maintenance costs, other than major airframe overhaul, engine maintenance checks, and restitution of major life-limited parts costs associated with leased aircraft, are expensed as incurred.

Intangible assets - landing rights

Intangible assets acquired are recognized to the extent it is considered probable that expected future benefits will flow to the Company and the associated costs can be measured reliably. Landing rights acquired as part of a business combination are capitalized at fair value at that date and are not amortized, where those rights are considered to be indefinite. The carrying values of those rights are reviewed for impairment at each reporting date and are subject to impairment testing when events or changes in circumstances indicate that carrying values may not be recoverable. No impairment to the carrying values of the Company’s intangible assets has been recorded to date.

Other financial assets

Other financial assets comprise cash deposits of greater than three months’ maturity. All amounts are categorized as amortized cost (prior years: “loans and receivables”) and are recognized initially at fair value and then subsequently are measured at amortized cost, using the effective interest method in the balance sheet.

Derivative financial instruments

Ryanair is exposed to market risks relating to fluctuations in commodity prices, interest rates and currency exchange rates. The objective of financial risk management at Ryanair is to minimize the impact of commodity price, interest rate and foreign exchange rate fluctuations on the Company’s earnings, cash flows and equity.

To manage these risks, Ryanair uses various derivative financial instruments, including interest rate swaps, foreign currency forward contracts and commodity contracts. These derivative financial instruments are generally held to maturity. The Company enters into these arrangements with the goal of hedging its operational and balance sheet risk. However, Ryanair’s exposure to commodity price, interest rate and currency exchange rate fluctuations cannot be neutralized completely.

Derivative financial instruments are recognized initially at fair value. Subsequent to initial recognition, derivative financial instruments continue to be re-measured to fair value, and changes therein are accounted for as described below. The derivative financial instruments entered into by the Group are not subject to offsetting, enforceable master netting arrangements.

The fair value of interest rate swaps is computed by discounting the projected cash flows on the Company’s swap arrangements to present value using an appropriate market rate of interest. The fair value of forward foreign exchange contracts and commodity contracts is determined based on the present value of the quoted forward price. The credit quality of Ryanair and counterparties are considered in setting fair value. Recognition of any resultant gain or loss depends on the nature of the item being hedged.

The Group has elected not to adopt the new general hedge accounting model in IFRS 9 and continues to hedge account in accordance with IAS 39. Where a derivative financial instrument is designated as a hedge of the variability in cash flows of a recognized asset or liability or a highly probable forecasted transaction, the effective part of any gain or loss on the derivative financial instrument is recognized in other comprehensive income (included in “other reserves” on the balance sheet). When the hedged forecasted transaction results in the recognition of a non-financial asset or liability, the cumulative gain or loss is removed from other comprehensive income and included in the initial measurement of that asset or liability. Otherwise the cumulative gain or loss is removed from other comprehensive income and recognized in the income statement at the same time as the hedged transaction. The ineffective part of any hedging transaction and the gain or loss thereon is recognized in the income statement immediately.

When a hedging instrument or hedge relationship is terminated but the underlying hedged transaction is still expected to occur, the cumulative gain or loss at that point remains in other comprehensive income and is recognized in accordance with the above policy when the transaction occurs. If the hedged transaction is no longer expected to take place, the cumulative unrealized gain or loss recognized in other comprehensive income is recognized in the income statement immediately.

Where a derivative financial instrument hedges the changes in fair value of a recognized asset or liability or an unrecognized firm commitment, any gain or loss on the hedging instrument is recognized in the income statement. The hedged item is also stated at fair value in respect of the risk being hedged, with any gain or loss also being recognized in the income statement.

Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is based on invoiced price on an average basis for all stock categories. Net realizable value is calculated as the estimated selling price arising in the ordinary course of business, net of estimated selling costs.

Trade and other receivables and payables

Trade and other receivables and payables are stated on initial recognition at fair value plus any incremental direct costs and subsequently at amortized cost, net (in the case of receivables) of any impairment losses, which approximates fair value given the short-dated nature of these assets and liabilities.

Cash and cash equivalents

Cash represents cash held at banks and available on demand, and is categorized for measurement purposes as amortized cost (prior years “loans and receivables”).

Cash equivalents are current asset investments (other than cash) that are readily convertible into known amounts of cash, typically cash deposits of more than one day but less than three months at the date of purchase. Deposits with maturities greater than three months but less than one year are recognized as short-term investments, are measured at amortized cost (prior years “loans and receivables”) and are carried initially at fair value and then subsequently at amortized cost, using the effective- interest method.

Interest-bearing loans and borrowings

All loans and borrowings are initially recorded at fair value, being the fair value of the consideration received, net of attributable transaction costs. Subsequent to initial recognition, non-current interest-bearing loans are measured at amortized cost, using the effective interest yield methodology.

Leases

The Group has early adopted Covid-19-Related Rent Concessions - Amendment to IFRS 16 issued on May 28, 2020. The amendment introduces an optional practical expedient for leases in which the Group is a lessee - i.e. for leases to which the Group applies the practical expedient, the Group is not required to assess whether eligible rent concessions that are a direct consequence of the Covid-19 pandemic are lease modifications. The Group has applied the amendment retrospectively. The amendment has no impact on retained earnings at April 1, 2021.

The Group applies the practical expedient consistently to contracts with similar characteristics and in similar circumstances. For rent concessions in leases to which the Group chooses not to apply the practical expedient, or that do not qualify for the practical expedient, the Group assesses whether there is a lease modification.

Accounting policy applied from April 1, 2019 (IFRS 16 Leases, or IFRS 16)

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains a lease, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.

Right of use assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. In determining the net present value of lease payments, the Group uses its incremental borrowing rate based on information available at the lease commencement date. The right of use asset is initially measured at cost, which compromises the initial amount of the lease liability adjusted for lease payments made at or before the commencement date, plus any initial direct costs incurred.

The Group recognizes a depreciation charge for right of use assets on a straight-line basis over the lease term within depreciation expenses, and an interest expense on lease liabilities within finance expenses in the Group’s consolidated income statement. In addition, the right of use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is measured at amortized cost using the effective interest method. The interest rate implicit in the lease cannot be readily determined, and therefore the incremental borrowing rate of the Group has been used. The incremental borrowing rate is determined by reference to the borrowing rate the Group would be offered if it took out a securitized loan from a third party financial institution for a similar amount and similar period. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right of use asset or is recorded in profit or loss if the carrying amount of the right of use asset has been reduced to zero.

The Group has lease agreements for aircraft with lease and non-lease components, which the Group has elected to account for as a single lease component.

The Group has elected to take the short-term lease exemption and, therefore, does not recognize a right of use asset or corresponding liability for lease arrangements with an original term of 12 months or less. Lease payments associated with short-term leases are recognized in the Group’s consolidated income statement on a straight-line basis over the lease term.

The Group has elected to take the low value lease exemption and, therefore, does not recognize a right of use asset or corresponding liability for lease arrangements for which the underlying value is of low value. Lease payments associated with these leases are recognized in the Group’s consolidated income statement on a straight-line basis over the lease term.

Accounting policy applied up until March 31, 2019 (IAS 17 Leases, or IAS 17 )

Leases under which the Company assumes substantially all of the risks and rewards of ownership are classified as finance leases. Assets held under finance leases are capitalized in the balance sheet, at an amount equal to the lower of their fair value and the present value of the minimum lease payments and are depreciated over their estimated useful lives. The present values of the future lease payments are recorded as obligations under finance leases and the interest element of a lease obligation is charged to the income statement over the period of the lease in proportion to the balances outstanding.

Other leases are operating leases and the associated leased assets are not recognized on the Company’s balance sheet. Expenditure arising under operating leases is charged to the income statement as incurred. The Company also enters into sale-and-leaseback transactions whereby it sells the rights to an aircraft to an external party and subsequently leases the aircraft back, by way of an operating lease. Any profit or loss on the disposal where the price achieved is not considered to be at fair value is spread over the period during which the asset is expected to be used. The profit or loss amount deferred is included within “other creditors” and split into components of greater than and less than one year.

Provisions and contingencies

A provision is recognized in the balance sheet when there is a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefit will be required to settle the obligation. If the effect is material, provisions are determined by discounting the expected future outflow at a pre-tax rate that reflects current market assessments of the time value of money and, when appropriate, the risks specific to the liability.

The Company assesses the likelihood of any adverse outcomes to contingencies, including legal matters, as well as probable losses. We record provisions for such contingencies when it is probable that a liability will be incurred and the amount of the loss can be reasonably estimated. A contingent liability is disclosed where the existence of the obligation will only be confirmed by future events, or where the amount of the obligation cannot be measured with reasonable reliability. Provisions are re-measured at each balance sheet date based on the best estimate of the settlement amount.

In relation to legal matters, the Company develops estimates in consultation with internal and external legal counsel taking into account the relevant facts and circumstances known to the Group. The factors that the Company considers in developing legal provisions include the merits and jurisdiction of the litigation, the nature and number of other similar current and past litigation cases, the nature of the subject matter of the litigation, the likelihood of settlement and current state of settlement discussions, if any.

Revenues

Scheduled revenues comprise the invoiced value of airline and other services, net of government taxes. Revenue from the sale of flight seats is recognized in the period in which the flight service is provided.

Unearned revenue represents flight seats sold but not yet flown and a provision for government tax refund claims attributable to unused tickets, and is included in accrued expenses and other liabilities. Revenue, net of government taxes, is released to the income statement as passengers fly.

A refund liability is recognized for consideration received or receivable if the Group expects to refund some, or all, of the consideration to the customer. This is included in accrued expenses and other liabilities, separate to the unearned revenue liability, as it does not constitute deferred revenue.

Ancillary revenues are recognized when performance obligations have been satisfied. The majority of ancillary services are related to passenger travel and accordingly are recognized in the period in which the flight service is provided.

Share-based payments

The Company engages in equity-settled, share-based payment transactions in respect of services received from certain employees. The fair value of the services received is measured by reference to the fair value of the share options on the date of the grant. The grant measurement date is the date that a shared understanding of the terms of the award is established between the Company and the employee. The cost of the employee services received in respect of the share options granted is recognized in the income statement over the period that the services are received, which is the vesting period, with a corresponding increase in equity. To the extent that service is provided prior to the grant measurement date, the fair value of the share options is initially estimated and re-measured at each balance sheet date until the grant measurement date is achieved. The fair value of the options granted is determined using a binomial lattice option- pricing model, which takes into account the exercise price of the option, the current share price, the risk-free interest rate, the expected volatility of the Ryanair Holdings plc share price over the life of the option and other relevant factors. Non-market vesting conditions are taken into account by adjusting the number of shares or share options included in the measurement of the cost of employee services so that ultimately, the amount recognized in the income statement reflects the number of vested shares or share options.

Retirement benefit obligations

The Company provides certain employees with post-retirement benefits in the form of pensions. The Company currently operates a number of defined contribution schemes.

Costs arising in respect of the Company’s defined contribution pension schemes (where fixed contributions are paid into the scheme and there is no legal or constructive obligation to pay further amounts) are charged to the income statement in the period in which they are incurred. Any contributions unpaid at the balance sheet date are included as a liability.

Government grants

Grants that compensate the Company for related expenses incurred are recognized in the income statement on a systematic basis in the periods in which the related expenses are recognized in staff costs.

During the year ended March 31, 2021, many European countries in which the Ryanair Group operates made available payroll support schemes. The Group utilized a number of these employment retention schemes to protect jobs within the Group. These schemes were a mix of short term Covid-19 specific programs and long-term schemes linked to social security that existed pre Covid-19. The total amount of payroll supports received by the Group under the various schemes amounted to approximately €84M and are offset against staff costs in the Consolidated Income Statement. In April 2020, the Group raised £600M unsecured debt for general corporate purposes under the HMT and Bank of England CCFF. The 0.44% interest rate was the prevailing rate for strong BBB rated companies. This debt was subsequently extended in March 2021 for a further 12 months at a 0.46% interest rate.

Taxation

Income tax on the profit or loss for the year comprises current and deferred tax. It is recognized in the income statement except to the extent that it relates to items recognized directly in equity or other comprehensive income (“OCI”). The Group has determined that the interest and penalties related to income taxes, including uncertain tax treatments, do not meet the definition of income taxes, and therefore accounted for them under IAS 37 - Provisions, Contingent Liabilities and Contingent Assets.

Current Tax

Current tax comprises the expected tax payable and receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any tax arising from dividends. Current tax assets and liabilities are offset only if certain criteria are met.

Deferred Tax

Deferred income tax is provided in full, using the balance sheet liability method, on temporary differences arising from the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates and legislation enacted or substantively enacted by the balance sheet date and expected to apply when the temporary differences reverse.

The following temporary differences are not provided for: (i) the initial recognition of assets and liabilities that effect neither accounting nor taxable profit and (ii) differences relating to investments in subsidiaries to the extent that it is probable they will not reverse in the future.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which temporary differences can be utilized. The carrying amounts of deferred tax assets are reviewed at each balance sheet date and reduced to the extent that it is no longer probable that a sufficient taxable profit will be available to allow all or part of the deferred tax asset to be realized.

Tax liabilities are based on the best estimate of the likely obligation at each reporting period.  These estimates are subject to revision based on the outcome of tax audits and discussions with revenue authorities that can take several years to conclude

Social insurance, passenger taxes and sales taxes

Social insurance, passenger taxes and sales taxes are recorded as a liability based on laws enacted in the jurisdictions to which they relate. Liabilities are recorded when an obligation has been incurred.

Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of ordinary shares and share options are recognized as a deduction from equity, net of any tax effects. When share capital recognized as equity is repurchased, the amount of consideration paid, which includes any directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented as a deduction from total equity, until they are canceled.

Dividend distributions are recognized as a liability in the period in which the dividends are declared by the Company’s shareholders.